Lease liability (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Charge related to fair value of liability			$ 1,800,000
Activity related to lease liability [Abstract]
Beginning Balance	1,060,000	1,682,000	0
Initial fair value			1,824,000
Charges utilized	(341,000)	(787,000)	(238,000)
Additional charges to operations	231,000	165,000	96,000
Ending Balance	950,000	1,060,000	1,682,000
Less current portion	(531,000)	(536,000)	(739,000)
Lease liability	419,000	524,000	943,000
Warehouse space [Member]
Capital Leased Assets [Line Items]
Lease term	5 years	5 years
Charge related to fair value of liability			900,000
Activity related to lease liability [Abstract]
Beginning Balance	678,000	828,000	0
Initial fair value			933,000
Charges utilized	(124,000)	(239,000)	(193,000)
Additional charges to operations	38,000	89,000	88,000
Ending Balance	592,000	678,000	828,000
Less current portion	(238,000)	(233,000)
Lease liability	354,000	445,000
Office and manufacturing space [Member]
Capital Leased Assets [Line Items]
Charge related to fair value of liability			900,000
Activity related to lease liability [Abstract]
Beginning Balance	382,000	854,000	0
Initial fair value			891,000
Charges utilized	(217,000)	(548,000)	(45,000)
Additional charges to operations	193,000	76,000	8,000
Ending Balance	358,000	382,000	854,000
Less current portion	(293,000)	(303,000)
Lease liability	$ 65,000	$ 79,000